Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Property, Plant and Equipment [Line Items]
Capital leases, net of accumulated amortization	$ 12,700,000	$ 10,900,000
Capital leases, accumulated amortization	24,400,000	25,200,000
Total amount of depreciation expense	128,800,000	127,500,000	117,300,000
Impairment charges, Property and Equipment	2,700,000	5,200,000	1,200,000
Depreciation and Amortization	168,195,000	166,786,000	153,070,000
Software Development
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	18,800,000	20,300,000	17,800,000
Software Development | Minimum
Property, Plant and Equipment [Line Items]
Internally developed software, amortization period	3 years
Software Development | Maximum
Property, Plant and Equipment [Line Items]
Internally developed software, amortization period	5 years
Property and Equipment
Property, Plant and Equipment [Line Items]
Impairment charges, Property and Equipment	$ 2,700,000	$ 5,200,000	$ 1,200,000